Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nuveen Managed Accounts Portfolios Trust
Prospectus Date	rr_ProspectusDate	Nov. 30, 2012
Supplement [Text Block]	nmapt_SupplementTextBlock

MUNICIPAL TOTAL RETURN MANAGED ACCOUNTS PORTFOLIO

SUPPLEMENT DATED APRIL 23, 2013

TO THE PROSPECTUS DATED NOVEMBER 30, 2012

The second sentence of the fifth paragraph of the section “Fund Summary—Municipal Total Return Managed Accounts

Portfolio—Principal Investment Strategies” is hereby deleted.

Municipal Total Return Managed Accounts Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmapt_SupplementTextBlock

MUNICIPAL TOTAL RETURN MANAGED ACCOUNTS PORTFOLIO

SUPPLEMENT DATED APRIL 23, 2013

TO THE PROSPECTUS DATED NOVEMBER 30, 2012

The second sentence of the fifth paragraph of the section “Fund Summary—Municipal Total Return Managed Accounts

Portfolio—Principal Investment Strategies” is hereby deleted.